Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.85303%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,092,168.58

Principal:
Principal Collections	$22,723,504.73
Prepayments in Full	$10,336,186.16
Liquidation Proceeds	$359,743.52
Recoveries	$110,851.39
Sub Total	$33,530,285.80
Collections	$35,622,454.38

Purchase Amounts:
Purchase Amounts Related to Principal	$107,313.81
Purchase Amounts Related to Interest	$286.69
Sub Total	$107,600.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,730,054.88

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,730,054.88
Servicing Fee	$648,504.71	$648,504.71	$0.00	$0.00	$35,081,550.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,081,550.17
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,081,550.17
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,081,550.17
Interest - Class A-3 Notes	$1,635,904.31	$1,635,904.31	$0.00	$0.00	$33,445,645.86
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$32,844,432.36
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,844,432.36
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$32,645,873.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,645,873.11
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$32,508,543.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,508,543.61
Regular Principal Payment	$29,814,249.19	$29,814,249.19	$0.00	$0.00	$2,694,294.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,694,294.42
Residual Released to Depositor	$0.00	$2,694,294.42	$0.00	$0.00	$0.00
Total		$35,730,054.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,814,249.19
Total					$29,814,249.19

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,814,249.19	$57.44	$1,635,904.31	$3.15	$31,450,153.50	$60.59
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$29,814,249.19	$18.88	$2,573,006.56	$1.63	$32,387,255.75	$20.51

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$438,188,653.77	0.8442291	$408,374,404.58	0.7867879
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$674,308,653.77	0.4270641	$644,494,404.58	0.4081817

Pool Information
Weighted Average APR	3.460%	3.475%
Weighted Average Remaining Term	37.72	36.93
Number of Receivables Outstanding	34,461	33,732
Pool Balance	$778,205,646.05	$744,344,664.75
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$712,823,847.60	$682,501,683.69
Pool Factor	0.4458857	0.4264845

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$61,842,981.06
Targeted Overcollateralization Amount	$99,850,260.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,850,260.17

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	22
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$334,233.08
(Recoveries)		46	$110,851.39
Net Loss for Current Collection Period			$223,381.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3445%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7771%
Second Prior Collection Period			0.3684%
Prior Collection Period			0.6301%
Current Collection Period			0.3521%
Four Month Average (Current and Prior Three Collection Periods)			0.5319%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,457	$8,063,916.33
(Cumulative Recoveries)			$892,988.54
Cumulative Net Loss for All Collection Periods			$7,170,927.79
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4109%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,534.60
Average Net Loss for Receivables that have experienced a Realized Loss			$4,921.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	290	$8,956,164.96
61-90 Days Delinquent	0.20%	47	$1,469,092.47
91-120 Days Delinquent	0.06%	11	$444,554.60
Over 120 Days Delinquent	0.12%	25	$887,787.49
Total Delinquent Receivables	1.58%	373	$11,757,599.52

Repossession Inventory:
Repossessed in the Current Collection Period		21	$729,317.05
Total Repossessed Inventory		31	$1,060,452.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2327%
Prior Collection Period			0.2641%
Current Collection Period			0.2461%
Three Month Average			0.2476%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3764%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	22

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$2,893,072.99
2 Months Extended	128	$4,256,432.32
3+ Months Extended	20	$709,838.27

Total Receivables Extended	233	$7,859,343.58
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer